UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23051

Nuveen High Income 2020 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHY
Nuveen High Income 2020 Target Term Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 137.0% (99.6% of Total Investments)
	CORPORATE BONDS – 131.2% (95.4% of Total Investments)
	Aerospace & Defense – 3.6%
$ 200	Arconic Inc.	6.150%	8/15/20	BBB-	$207,500
850	Arconic Inc.	5.400%	4/15/21	BBB-	876,801
1,250	Bombardier Inc., 144A	7.750%	3/15/20	B	1,307,031
1,500	TransDigm Inc.	5.500%	10/15/20	B-	1,501,875
1,700	Triumph Group Inc.	4.875%	4/01/21	CCC+	1,640,500
5,500	Total Aerospace & Defense				5,533,707
	Airlines – 6.9%
2,344	Air Canada, 144A	7.750%	4/15/21	BB	2,543,240
250	Air Canada 2015-1 Class C Pass Through Trust, 144A	5.000%	3/15/20	BB+	251,562
2,325	American Airlines Group Inc., 144A	4.625%	3/01/20	BB-	2,330,812
121	Continental Airlines 1999-1 Class A Pass Through Trust	6.545%	2/02/19	A+	121,705
3,000	Delta Air Lines Inc.	3.400%	4/19/21	Baa3	2,981,213
2,372	Virgin Australia Holdings Ltd, 144A	8.500%	11/15/19	B-	2,407,580
10,412	Total Airlines				10,636,112
	Banks – 2.9%
2,415	CIT Group Inc.	4.125%	3/09/21	BB+	2,422,849
2,000	Popular Inc.	7.000%	7/01/19	BB-	2,051,000
4,415	Total Banks				4,473,849
	Building Products – 3.1%
2,000	Omnimax International Inc., 144A	12.000%	8/15/20	B-	2,085,000
2,655	Taylor Morrison Communities Inc. / Taylor Morrison Holdings II Inc., 144A	5.250%	4/15/21	BB	2,668,275
4,655	Total Building Products				4,753,275
	Chemicals – 2.2%
200	CF Industries Inc.	7.125%	5/01/20	BB+	211,500
1,000	Hexion Inc.	10.000%	4/15/20	CCC+	978,750
2,000	Huntsman International LLC	4.875%	11/15/20	BB+	2,037,500
100	Methanex Corp	3.250%	12/15/19	Baa3	99,608
3,300	Total Chemicals				3,327,358
	Commercial Services & Supplies – 4.1%
1,550	APX Group Inc.	8.750%	12/01/20	CCC	1,550,000
2,000	Pitney Bowes Inc.	3.625%	9/15/20	BBB-	1,972,500
2,645	RR Donnelley & Sons Co	7.875%	3/15/21	B-	2,807,006
6,195	Total Commercial Services & Supplies				6,329,506

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Construction & Engineering – 1.0%
$ 1,500	HC2 Holdings Inc., 144A	11.000%	12/01/19	B-	$ 1,507,500
	Consumer Finance – 4.8%
500	Ally Financial Inc.	7.500%	9/15/20	BB+	534,750
2,000	Ally Financial Inc.	4.250%	4/15/21	BB+	2,014,000
2,400	Credit Acceptance Corp	6.125%	2/15/21	BB	2,421,000
2,370	Navient Corp	5.000%	10/26/20	BB	2,399,175
7,270	Total Consumer Finance				7,368,925
	Containers & Packaging – 1.2%
1,333	Reynolds Group Issuer Inc.	5.750%	10/15/20	B+	1,335,854
450	Reynolds Group Issuer Inc.	6.875%	2/15/21	B+	455,567
1,783	Total Containers & Packaging				1,791,421
	Diversified Financial Services – 5.5%
2,000	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.375%	4/01/20	BB-	2,032,500
1,000	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.500%	4/15/21	BB-	1,022,500
3,000	Lincoln Finance Ltd, 144A	7.375%	4/15/21	BB+	3,097,740
2,375	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BB	2,315,340
8,375	Total Diversified Financial Services				8,468,080
	Diversified Telecommunication Services – 5.2%
3,735	CenturyLink Inc.	5.625%	4/01/20	BB	3,800,362
350	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B-	351,750
2,000	Frontier Communications Corp	8.500%	4/15/20	B	2,020,000
1,190	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,198,925
840	Windstream Services LLC / Windstream Finance Corp	7.750%	10/15/20	CCC+	613,200
8,115	Total Diversified Telecommunication Services				7,984,237
	Energy Equipment & Services – 1.3%
2,025	Resolute Energy Corp	8.500%	5/01/20	B+	2,027,531
	Equity Real Estate Investment Trust – 4.4%
2,750	CoreCivic Inc.	4.125%	4/01/20	Ba1	2,740,513
1,150	GLP Capital LP / GLP Financing II Inc.	4.875%	11/01/20	BBB-	1,170,125
800	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	BBB-	807,000
1,291	iStar Inc.	5.000%	7/01/19	BB	1,293,162
750	iStar Inc.	4.625%	9/15/20	BB	748,125
6,741	Total Equity Real Estate Investment Trust				6,758,925
	Food Products – 1.7%
2,060	Marfrig Holdings Europe BV, 144A	6.875%	6/24/19	BB-	2,085,750
500	Smithfield Foods Inc., 144A	2.700%	1/31/20	BBB	492,278
2,560	Total Food Products				2,578,028

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Gas Utilities – 0.6%
$ 1,110	Ferrellgas LP / Ferrellgas Finance Corp	6.500%	5/01/21	B-	$ 993,450
	Health Care Providers & Services – 5.6%
285	Acadia Healthcare Co Inc.	6.125%	3/15/21	B	286,425
1,700	Centene Corp	5.625%	2/15/21	BB+	1,731,875
1,000	HCA Inc.	6.500%	2/15/20	BBB-	1,038,250
2,500	HCA Inc.	6.250%	2/15/21	Ba2	2,606,250
3,000	Tenet Healthcare Corp	4.500%	4/01/21	BB-	2,985,000
8,485	Total Health Care Providers & Services				8,647,800
	Hotels, Restaurants & Leisure – 4.6%
3,006	MGM Resorts International	6.750%	10/01/20	BB	3,160,057
1,500	Scientific Games International Inc.	6.250%	9/01/20	CCC+	1,492,500
2,500	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	2,518,750
7,006	Total Hotels, Restaurants & Leisure				7,171,307
	Household Durables – 6.1%
1,748	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	1,754,555
1,830	Lennar Corp	8.375%	1/15/21	BBB-	1,992,321
2,299	M/I Homes Inc.	6.750%	1/15/21	BB-	2,344,865
1,500	MDC Holdings Inc.	5.625%	2/01/20	BBB-	1,530,000
1,500	PulteGroup Inc.	4.250%	3/01/21	BB+	1,503,750
250	TRI Pointe Group Inc. / TRI Pointe Homes Inc.	4.375%	6/15/19	BB-	251,250
9,127	Total Household Durables				9,376,741
	Independent Power & Renewable Electricity Producers – 4.5%
1,500	AES Corp/VA	4.000%	3/15/21	BB+	1,496,250
2,000	Atlantica Yield plc, 144A	7.000%	11/15/19	BB+	2,040,000
1,361	DPL Inc.	6.750%	10/01/19	BBB-	1,395,025
2,000	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B-	1,961,110
6,861	Total Independent Power & Renewable Electricity Producers				6,892,385
	Industrial Conglomerates – 2.1%
2,650	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.000%	8/01/20	BB+	2,698,151
500	Techniplas LLC, 144A	10.000%	5/01/20	B-	472,500
3,150	Total Industrial Conglomerates				3,170,651
	Insurance – 1.4%
120	CNO Financial Group Inc.	4.500%	5/30/20	BB+	121,200
2,000	Genworth Holdings Inc.	7.700%	6/15/20	B	2,050,000
2,120	Total Insurance				2,171,200
	Internet & Direct Marketing Retail – 2.2%
3,370	Netflix Inc.	5.375%	2/01/21	Ba3	3,460,990

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Leisure Products – 1.5%
$ 2,400	Mattel Inc.	4.350%	10/01/20	B+	$ 2,388,000
	Machinery – 2.0%
2,857	Briggs & Stratton Corp	6.875%	12/15/20	BB	3,021,278
	Media – 7.2%
1,300	Cablevision Systems Corp	8.000%	4/15/20	B-	1,369,875
2,790	Clear Channel Worldwide Holdings Inc.	7.625%	3/15/20	CCC+	2,796,975
350	DISH DBS Corp	7.875%	9/01/19	BB	362,323
2,500	DISH DBS Corp	5.125%	5/01/20	BB	2,521,875
2,001	Mediacom Broadband LLC / Mediacom Broadband Corp	5.500%	4/15/21	B+	2,018,509
2,000	Sinclair Television Group Inc.	5.375%	4/01/21	B+	2,000,000
10,941	Total Media				11,069,557
	Metals & Mining – 8.5%
3,050	Allegheny Technologies Inc.	5.950%	1/15/21	B	3,099,562
1,500	ArcelorMittal, (3)	5.500%	3/01/21	BBB-	1,556,460
3,250	Eldorado Gold Corp, 144A	6.125%	12/15/20	B	3,087,500
2,500	First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	2,471,875
1,000	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	990,000
1,750	United States Steel Corp	7.375%	4/01/20	BB-	1,830,938
13,050	Total Metals & Mining				13,036,335
	Mortgage Real Estate Investment Trust – 1.9%
3,000	Starwood Property Trust Inc., 144A	3.625%	2/01/21	BB-	2,947,500
	Multiline Retail – 1.2%
2,150	JC Penney Corp Inc.	5.650%	6/01/20	B	1,908,125
	Oil, Gas & Consumable Fuels – 10.2%
2,000	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B-	1,990,000
225	DCP Midstream Operating LP	2.700%	4/01/19	BB+	224,438
1,750	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	1,789,375
2,150	NGL Energy Partners LP / NGL Energy Finance Corp	5.125%	7/15/19	B+	2,160,750
1,740	NuStar Logistics LP	4.800%	9/01/20	BB	1,757,400
1,865	NuStar Logistics LP	6.750%	2/01/21	BB	1,953,587
980	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	995,925
1,250	Southwestern Energy Co, (3)	5.800%	1/23/20	BB	1,268,750
1,710	Teekay Corp	8.500%	1/15/20	B+	1,740,216
750	Whiting Petroleum Corp	5.750%	3/15/21	BB	767,813
1,125	YPF SA, 144A	8.500%	3/23/21	B2	1,133,437
15,545	Total Oil, Gas & Consumable Fuels				15,781,691

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Pharmaceuticals – 0.9%
$ 1,500	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	BB	$ 1,455,521
	Professional Services – 1.3%
2,000	Nielsen Finance LLC / Nielsen Finance Co	4.500%	10/01/20	BB	2,000,000
	Road & Rail – 2.6%
3,975	Hertz Corp/The	5.875%	10/15/20	B-	3,955,125
	Software – 1.0%
1,540	Infor US Inc., 144A	5.750%	8/15/20	BB	1,561,175
	Specialty Retail – 7.0%
3,200	GameStop Corp, 144A	6.750%	3/15/21	Ba1	3,268,800
1,500	Gap Inc./The	5.950%	4/12/21	Baa2	1,566,720
3,878	L Brands Inc.	6.625%	4/01/21	Ba1	4,087,800
1,830	Rent-A-Center Inc./TX	4.750%	5/01/21	B3	1,820,850
10,408	Total Specialty Retail				10,744,170
	Technology Hardware, Storage & Peripherals – 3.8%
2,500	EMC Corp	2.650%	6/01/20	Ba2	2,454,429
3,430	NCR Corp	4.625%	2/15/21	BB	3,395,700
5,930	Total Technology Hardware, Storage & Peripherals				5,850,129
	Thrifts & Mortgage Finance – 0.2%
100	Radian Group Inc.	5.250%	6/15/20	BB+	102,125
243	Radian Group Inc.	7.000%	3/15/21	BB+	260,010
343	Total Thrifts & Mortgage Finance				362,135
	Tobacco – 1.7%
2,500	Pyxus International Inc., 144A	8.500%	4/15/21	B2	2,600,000
	Trading Companies & Distributors – 1.2%
1,782	Aircastle Ltd	5.125%	3/15/21	BBB-	1,829,022
	Transportation Infrastructure – 0.8%
1,200	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	1,175,868
	Wireless Telecommunication Services – 3.2%
2,500	Digicel Ltd, 144A	6.000%	4/15/21	B3	2,318,750
2,500	Sprint Communications Inc.	7.000%	8/15/20	B+	2,617,700
5,000	Total Wireless Telecommunication Services				4,936,450
$ 200,196	Total Corporate Bonds (cost $203,110,053)				202,045,059

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.5% (2.5% of Total Investments)
	Capital Markets – 1.1%
$ 1,780	Prospect Capital Corp	4.750%	4/15/20	BBB-	$ 1,793,291
	Electrical Equipment – 1.3%
2,250	Tesla Energy Operations Inc./DE	1.625%	11/01/19	N/R	1,968,642
	Independent Power & Renewable Electricity Producers – 1.0%
1,500	Clearway Energy Inc., 144A	3.250%	6/01/20	N/R	1,498,800
	Mortgage Real Estate Investment Trust – 0.1%
150	Colony Capital Inc.	3.875%	1/15/21	N/R	141,230
$ 5,680	Total Convertible Bonds (cost $5,563,198)				5,401,963

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.3% (1.7% of Total Investments)
	Argentina – 0.5%
$ 800	Argentine Republic Government International Bond	6.875%	4/22/21	B+	$ 764,408
	Egypt – 1.0%
1,500	Egypt Government International Bond, 144A	5.750%	4/29/20	B	1,520,010
	Honduras – 0.3%
500	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	546,150
	Turkey – 0.5%
750	Turkey Government International Bond	5.625%	3/30/21	BB	734,625
$ 3,550	Total Sovereign Debt (cost $3,701,903)				3,565,193
	Total Long-Term Investments (cost $212,375,154)				211,012,215

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5% (0.4% of Total Investments)
	REPURCHASE AGREEMENTS – 0.5% (0.4% of Total Investments)
$ 815	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $815,301, collateralized by $770,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $832,144	1.050%	10/01/18	$ 815,230
	Total Short-Term Investments (cost $815,230)			815,230
	Total Investments (cost $213,190,384) – 137.5%			211,827,445
	Borrowings – (39.9)% (4), (5)			(61,500,000)
	Other Assets Less Liabilities – 2.4%			3,737,001
	Net Assets – 100%			$ 154,064,446

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$202,045,059	$ —	$202,045,059
Convertible Bonds	—	5,401,963	—	5,401,963
Sovereign Debt	—	3,565,193	—	3,565,193
Short-Term Investments:
Repurchase Agreements	—	815,230	—	815,230
Total	$ —	$211,827,445	$ —	$211,827,445
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$213,192,356
Gross unrealized:
Appreciation	$ 936,943
Depreciation	(2,301,854)
Net unrealized appreciation (depreciation) of investments	$ (1,364,911)

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(4)	Borrowings as a percentage of Total Investments is 29.0%.
(5)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income 2020 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018